Property, Plant and Equipment	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2023 and 2022.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥551,598	¥492,499	¥809,153	¥536,305	¥397,768	¥2,787,323
Accumulated depreciation and impairment losses	(113,863)	(4,839)	(445,190)	(163,303)	(305,467)	(1,032,662)

Net carrying amount at April 1, 2021	437,735	487,660	363,963	373,002	92,301	1,754,661

Additions	15,951	—	19,802	90,791	47,899	174,443
Acquisition of subsidiaries and businesses	—	2	—	2,622	658	3,282
Disposals	(18,287)	(1,452)	(973)	(6,906)	(1,675)	(29,293)
Depreciation	(17,165)	—	(22,736)	(93,734)	(21,726)	(155,361)
Impairment losses	(28,279)	(1,050)	(14,092)	—	(287)	(43,708)
Exchange differences	44,420	258	1,281	9,610	5,386	60,955
Others	754	581	5,810	50	(9,178)	(1,983)

Net carrying amount	435,129	485,999	353,055	375,435	113,378	1,762,996

Cost	608,839	491,127	811,107	577,603	428,677	2,917,353
Accumulated depreciation and impairment losses	(173,710)	(5,128)	(458,052)	(202,168)	(315,299)	(1,154,357)

Net carrying amount at March 31, 2022	435,129	485,999	353,055	375,435	113,378	1,762,996

Additions	24,586	—	18,193	118,064	52,642	213,485
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(4,086)	(3,366)	(1,102)	(5,217)	(2,304)	(16,075)
Depreciation	(18,869)	—	(22,435)	(89,324)	(23,787)	(154,415)
Impairment losses	—	(5,802)	(25,711)	—	(104)	(31,617)
Exchange differences	66,397	400	1,174	8,702	5,013	81,686
Others	(5,880)	—	6,084	(663)	(23,360)	(23,819)

Net carrying amount	497,277	477,231	329,258	406,997	121,478	1,832,241

Cost	710,680	487,450	816,038	637,335	447,048	3,098,551
Accumulated depreciation and impairment losses	(213,403)	(10,219)	(486,780)	(230,338)	(325,570)	(1,266,310)

Net carrying amount at March 31, 2023	¥497,277	¥477,231	¥329,258	¥406,997	¥121,478	¥1,832,241

The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥1,134 million and ¥6,587 million of contractual commitments to acquire property, plant and equipment at March 31, 2023 and 2022, respectively.
Recognition of Impairment Losses
The Group recognized impairment losses of ¥31,617 million for the fiscal year ended March 31, 2023, which principally consists of ¥25,711 million for buildings and ¥5,802 million for lands.

For the fiscal year ended March 31, 2023, some branches were expected to be relocated and become idle in the near future due to our plan to revise our marketing framework, as part of domestic business reform formulated on our new medium-term management plan. As a result, the Group reduced the carrying amount of branches to the recoverable amount, and recognized impairment losses on buildings and lands. The recoverable amount was determined based on the fair value less costs to sell. The fair values were determined based on market values provided by independent valuation appraisers having the appropriate recognized professional qualifications and recent experience in the locations and categories of properties being valued. The fair values were categorized as level 3 of the fair value hierarchy.
The Group recognized impairment losses of ¥
43,708
 million for the fiscal year ended March 31, 2022, which principally consists of ¥
28,279
 million for assets for rent, mainly railcars to be leased in the railcar leasing business in the United States, and ¥
14,092
 million for buildings, including ¥
5,016
 million for buildings belonging to the SMBC retail banking unit.
For the fiscal year ended March 31, 2022, the market and economic environment adversely affected the profitability of the railcar leasing business in the United States, and led the Group to recognize impairment losses on the railcars to be leased. To determine whether they might be impaired, the Group identified the cash-generating units based on similarities in the nature and use in the railcar leasing business. The recoverable amount of those impaired assets was principally determined based on the value in use. The discount rate used to estimate the recoverable amount of the assets for rent was approximately 5%.
For the fiscal year ended March 31, 2022, the
COVID-19
pandemic adversely affected the profitability of the SMBC retail banking unit, and led the Group to recognize impairment losses on buildings belonging to the SMBC retail banking unit, accompanying impairment losses on software as described in Note 14 “Intangible Assets.”